Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012
Held-to-maturity debt securities amortized cost disclosures
Due within 1 year, amortized cost	2
Due from 1 to 5 years, amortized cost	0
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	0
Total, amortized cost	2
Held-to-maturity debt securities fair value disclosures
Due within 1 year, fair value	2
Due from 1 to 5 years, fair value	0
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	0
Total, fair value	2
Held-to-maturity debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	4.41%
Total, average yield (as a percent)	4.41%
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	1,584
Due from 1 to 5 years, amortized cost	1,552
Due from 5 to 10 years, amortized cost	0
Due after 10 years, amortized cost	48
Total, amortized cost	3,184
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	1,584
Due from 1 to 5 years, fair value	1,638
Due from 5 to 10 years, fair value	0
Due after 10 years, fair value	52
Total, fair value	3,274
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	3.18%
Due from 1 to 5 years, average yield (as a percent)	3.54%
Due after 10 years, average yield (as a percent)	4.85%
Total, average yield (as a percent)	3.38%